RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash-flows:
Interest paid	$ (3,996,000)	$ (4,503,000)	$ (4,600,000)
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	81,620	95,185
Cash-flows:
Interest paid	(3,996)	(4,503)
Repurchase		(12,042)
Repayment
Proceeds
Non-cash:
Interest charged	3,996	4,352
Adoption of IFRS 16 (Note 13)
Additions (related to Right of Use assets)
Reduction in accrued interest payable		150
Exchange adjustment
Accretion interest	639	689
Fair value	(234)	(2,211)
Balance at 31 December	82,025	81,620	95,185
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	962	886
Cash-flows:
Interest paid
Repurchase
Repayment	(3,533)	(374)
Proceeds		481
Non-cash:
Interest charged
Adoption of IFRS 16 (Note 13)	21,185
Additions (related to Right of Use assets)	679
Reduction in accrued interest payable
Exchange adjustment	(91)	(31)
Accretion interest	947
Fair value
Balance at 31 December	$ 20,149	$ 962	$ 886